Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 3,740
Balance, period start	4,255
Balance, period start	(10,495)	$ (8,583)	$ (8,275)
Depreciations and Amortizations	761	570	517
Tax inflation adjustment in Argentina	834	477	(1,448)
Other	(1,062)	(847)	623
Changes in income tax rate		(2,112)
Balance, period end	3,117	3,740
Balance, period end	4,117	4,255
Balance, period end	(9,962)	(10,495)	(8,583)
Other deferred tax liabilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(2,500)	(2,130)	(1,305)
Depreciations and Amortizations	0	0	0
Tax inflation adjustment in Argentina	834	477	(1,448)
Other	(1,062)	(847)	623
Changes in income tax rate		0
Balance, period end	(2,728)	(2,500)	(2,130)
Property, Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(4,255)	(3,154)	(3,225)
Depreciations and Amortizations	138	82	71
Tax inflation adjustment in Argentina	0	0	0
Other	0	0	0
Changes in income tax rate		(1,183)
Balance, period end	(4,117)	(4,255)	(3,154)
Intangible Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	(3,740)	(3,299)	(3,745)
Depreciations and Amortizations	623	488	446
Tax inflation adjustment in Argentina	0	0	0
Other	0	0	0
Changes in income tax rate		(929)
Balance, period end	$ (3,117)	$ (3,740)	$ (3,299)